Note 11 - Options (Details) - Stock Option Transactions (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 Beginning [Member]	Nov. 30, 2011 Beginning [Member]	Nov. 30, 2010 Beginning [Member]	Nov. 30, 2013 Ending [Member]	Nov. 30, 2012 Ending [Member]	Nov. 30, 2011 Ending [Member]
Note 11 - Options (Details) - Stock Option Transactions [Line Items]
Outstanding, beginning of period, (in Shares)				4,139,059	3,216,954	3,038,698	4,455,072	4,139,059	3,216,954
Outstanding, beginning of period,				$ 4.86	$ 5.33	$ 5.53	$ 3.97	$ 4.86	$ 5.33
Outstanding, beginning of period,				$ 2.76	$ 2.82	$ 2.87
Granted (in Shares)	391,000	955,000	328,000
Granted	$ 1.81	$ 3.27	$ 3.51
Granted	$ 1.05	$ 2.51	$ 1.84
Exercised (in Shares)	(3,500)	0	(25,000)
Exercised	$ 1.81		$ 3.73
Exercised	$ 0.09		$ 1.55
Forfeiture (in Shares)	(67,000)	(32,862)	(4,667)
Expired (in Shares)	(4,487)	(33)	(120,077)
Expired	$ 654.48	$ 69.74	$ 6.01
Expired	$ 403.93	$ 53.82	$ 1.61
Balance at end of period (in Shares)	4,455,072			4,139,059	3,216,954	3,038,698	4,455,072	4,139,059	3,216,954
Balance at end of period	$ 3.97			$ 4.86	$ 5.33	$ 5.53	$ 3.97	$ 4.86	$ 5.33
Balance at end of period							$ 2.21	$ 2.76	$ 2.82
Options exercisable, end of year (in Shares)	3,321,830	2,286,589	1,585,816
Options exercisable, end of year	$ 4.09	$ 5.94	$ 7.11
Options exercisable, end of year	$ 2.41	$ 3.55	$ 4.03